Note 42 - Prior Year Error - Restatement of Quarterly Comparative Information - Restatement (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended																												12 Months Ended
	Jan. 01, 2020	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023		Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022		Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021		Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019		Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Statement Line Items [Line Items]
Net foreign exchange (loss) gain	$ 5,580	$ (3,132)	$ (2,182)	$ (4,882)	$ (494)		$ (1,044)	$ (5,270)	$ 36	$ (3,707)		$ (272)	$ (450)	$ (1,248)	$ (895)		$ 186	$ (427)	$ 105	$ (1,518)		$ 252	$ (224)	$ 940	$ (1,548)		$ 1,642	$ 2,206	$ 3,280	$ (9,722)	$ (6,772)	[1]	$ (5,677)	[1]	$ (1,031)	[1],[2]	$ (550)	[1],[2]	$ 5,580	[1]
Tax expense	(10,927)	(4,600)	(5,151)	(2,530)	(4,258)		(3,777)	(2,395)	(2,380)	684		(4,456)	(5,819)	(4,768)	(3,738)		(4,203)	(3,511)	(2,352)	(1,950)		(4,995)	(3,514)	(2,072)	(2,328)		(3,861)	(8,141)	3,403	(17,489)	(12,810)	[1],[2]	(14,359)	[1],[2]	(13,804)	[1],[2]	(12,531)	[1],[2]	(10,927)	[1],[2]
Profit after tax	25,683	3,284	10,180	2,074	(2,588)		4,924	(2,531)	(4,645)	(6,402)		7,926	8,254	5,411	3,652		8,316	4,107	5,905	4,480		4,695	4,635	9,234	5,099		4,800	143	15,641	23,054	(4,840)	[1],[2],[3]	15,189	[1],[2],[4],[5]	21,980	[1],[2],[4],[5]	23,044	[1],[2]	25,683	[1],[2]
Total comprehensive income for the year	23,623	3,913	10,358	1,930	(2,432)		4,845	(2,861)	(5,014)	(6,006)		7,227	7,402	6,104	3,270		7,986	4,490	5,703	5,453		4,607	4,928	7,883	5,501		4,447	287	13,388	22,938	(5,462)	[1]	14,727	[1]	21,449	[1]	22,871	[1]	23,623	[1]
Non-controlling interests	$ 4,378	$ 1,020	$ 1,897	$ 588	$ 813		$ 1,101	$ 397	$ 711	$ (44)		$ 1,282	$ 1,326	$ 1,386	$ 1,111		$ 1,383	$ 1,153	$ 937	$ 914		$ 900	$ 991	$ 1,380	$ 1,143		$ 899	$ 139	$ 2,198	$ 5,155	$ 3,022	[1]	$ 3,950	[1]	$ 4,584	[1]	$ 4,185	[1]	$ 4,378	[1]
Basic (loss) earnings per share ($) (in dollars per share)	$ 1.94	$ 0.13	$ 0.42	$ 0.07	$ (0.19)		$ 0.21	$ (0.14)	$ (0.32)	$ (0.5)		$ 0.51	$ 0.54	$ 0.3	$ 0.2		$ 0.56	$ 0.24	$ 0.41	$ 0.28		$ 0.31	$ 0.29	$ 0.69	$ 0.36		$ 0.34	$ 0.001	$ 1.23	$ 0.91	$ (0.44)	[1]	$ 0.85	[1]	$ 1.4	[1]	$ 1.57	[1]	$ 1.94	[1]
Diluted (loss) earnings per share ($) (in dollars per share)	$ 1.94	$ 0.13	$ 0.42	$ 0.07	$ (0.19)		$ 0.21	$ (0.14)	$ (0.32)	$ (0.5)		$ 0.51	$ 0.54	$ 0.3	$ 0.2		$ 0.56	$ 0.24	$ 0.41	$ 0.28		$ 0.31	$ 0.29	$ 0.69	$ 0.36		$ 0.34	$ 0.001	$ 1.23	$ 0.91	$ (0.44)	[1]	$ 0.85	[1]	$ 1.4	[1]	$ 1.57	[1]	$ 1.94	[1]
Retained loss	$ (109,094)	$ (93,172)	$ (92,747)	$ (101,030)	$ (97,143)	[1]	$ (93,741)	$ (94,878)	$ (86,512)	$ (80,529)	[1]	$ (70,579)	$ (75,421)	$ (80,556)	$ (82,793)	[1]	$ (83,636)	$ (88,995)	$ (90,491)	$ (94,122)	[1]	$ (96,468)	$ (99,277)	$ (102,052)	$ (109,094)	[1]	$ (112,300)	$ (115,460)	$ (114,724)	$ (89,996)	$ (97,143)	[1]	$ (80,529)	[1]	$ (82,793)	[1]	$ (94,122)	[1]	$ (109,094)	[1]
Non-controlling interests	12,298	19,693	20,185	18,288	18,456	[1]	17,643	16,542	16,145	16,946	[1]	16,990	16,615	16,196	14,810	[1]	14,456	13,607	12,810	12,228	[1]	11,526	10,769	9,921	12,298	[1]	11,297	10,540	10,543	20,587	18,456	[1]	16,946	[1]	14,810	[1]	12,228	[1]	12,298	[1]
Deferred tax liabilities	27,847	47,007	46,284	46,075	46,123	[1]	42,781	41,761	40,979	40,893	[1]	40,595	38,691	37,574	36,127	[1]	34,855	33,457	32,628	31,165	[1]	29,339	28,337	27,468	27,847	[1]	27,409	25,777	19,200	$ 48,418	46,123	[1]	40,893	[1]	36,127	[1]	31,165	[1]	27,847	[1]
Previously stated [member]
Statement Line Items [Line Items]
Net foreign exchange (loss) gain	29,661	(3,129)	(2,014)	(4,139)	(216)		(257)	(3,610)	1,533	(2,229)		1,559	4,172	909	843		413	(345)	273	(389)		985	1,486	2,223	1,391		3,345	21,645	3,280		(2,550)		4,411		1,184		4,305
Tax expense	(10,290)	(4,600)	(5,151)	(2,530)	(4,258)		(3,777)	(1,273)	(3,502)	(2,719)		(4,018)	(5,314)	(4,719)	(3,539)		(4,423)	(3,893)	(3,002)	(3,763)		(4,993)	(3,507)	(2,910)	(7,136)		(1,858)	223	(1,519)		(12,810)		(16,770)		(14,857)		(15,173)
Profit after tax	50,401	3,287	10,348	2,817	(2,310)		5,711	251	(4,270)	(8,327)		10,195	13,381	7,617	5,589		8,323	3,807	5,423	3,796		5,430	6,352	9,679	3,230		8,506	27,946	10,719		(618)		22,866		23,142		25,257
Total comprehensive income for the year	48,341	3,916	10,526	2,673	(2,154)		5,632	(79)	(4,639)	(7,931)		9,496	12,529	8,310	5,207		7,993	4,190	5,221	4,769		5,342	6,645	8,328	3,632		8,153	28,090	8,466		(1,240)		22,404		22,611		25,084
Non-controlling interests	$ 8,383	$ 1,020	$ 1,919	$ 686	$ 850		$ 1,205	$ 764	$ 760	$ (298)		$ 1,581	$ 2,003	$ 1,677	$ 1,367		$ 1,384	$ 1,113	$ 873	$ 823		$ 997	$ 1,218	$ 1,439	$ 840		$ 1,499	$ 4,643	$ 1,401		$ 3,580		$ 4,963		$ 4,737		$ 4,477
Basic (loss) earnings per share ($) (in dollars per share)	$ 3.82	$ 0.12	$ 0.43	$ 0.1	$ (0.17)		$ 0.24	$ (0.01)	$ (0.3)	$ (0.62)		$ 0.65	$ 0.88	$ 0.45	$ 0.34		$ 0.57	$ 0.21	$ 0.37	$ 0.22		$ 0.37	$ 0.43	$ 0.71	$ 0.19		$ 0.63	$ 2.11	$ 0.89		$ (0.24)		$ 1.36		$ 1.49		$ 1.73
Diluted (loss) earnings per share ($) (in dollars per share)	$ 3.81	$ 0.12	$ 0.43	$ 0.1	$ (0.17)		$ 0.24	$ (0.01)	$ (0.3)	$ (0.62)		$ 0.65	$ 0.88	$ 0.45	$ 0.33		$ 0.57	$ 0.21	$ 0.37	$ 0.22		$ 0.37	$ 0.43	$ 0.71	$ 0.18		$ 0.63	$ 2.11	$ 0.89		$ (0.24)		$ 1.35		$ 1.48		$ 1.73
Retained loss	$ (88,380)	$ (58,407)	$ (57,985)	$ (66,414)	$ (63,172)		$ (60,010)	$ (61,830)	$ (55,879)	$ (50,222)		$ (38,601)	$ (45,413)	$ (54,998)	$ (59,150)		$ (61,673)	$ (67,038)	$ (68,274)	$ (71,487)		$ (73,240)	$ (76,687)	$ (80,952)	$ (88,380)		$ (90,020)	$ (96,286)	$ (118,849)		$ (63,172)		$ (50,222)		$ (59,150)		$ (71,487)		(88,380)
Non-controlling interests	16,302	25,834	26,326	24,407	24,477		23,626	22,421	21,657	22,409		22,707	22,033	20,937	19,260		18,649	17,799	17,042	16,524		15,913	15,059	13,984	16,302		15,604	14,247	9,746		24,477		22,409		19,260		16,524		16,302
Deferred tax liabilities	3,129	6,101	5,381	5,340	6,131		3,067	2,834	4,834	5,123		2,900	3,265	7,275	8,034		8,699	7,308	6,179	4,234		1,724	1,457	2,305	3,129		822	2,896	24,122		6,131		5,123		8,034		4,234		3,129
Increase (decrease) due to corrections of prior period errors [member]
Statement Line Items [Line Items]
Net foreign exchange (loss) gain	(24,081)	(3)	(168)	(743)	(278)		(787)	(1,660)	(1,497)	(1,478)		(1,831)	(4,622)	(2,157)	(1,738)		(227)	(82)	(168)	(1,129)		(733)	(1,710)	(1,283)	(2,939)		(1,703)	(19,439)	0		(4,222)		(10,088)		(2,215)		(4,855)
Tax expense	(637)	0	0	0	0		0	(1,122)	1,122	3,403		(438)	(505)	(49)	(199)		220	382	650	1,813		(2)	(7)	838	4,808		(2,003)	(8,364)	4,922		0		2,411		1,053		2,642
Profit after tax	(24,718)	(3)	(168)	(743)	(278)		(787)	(2,782)	(375)	1,925		(2,269)	(5,127)	(2,206)	(1,937)		(7)	300	482	684		(735)	(1,717)	(445)	1,869		(3,706)	(27,803)	4,922		(4,222)		(7,677)		(1,162)		(2,213)
Total comprehensive income for the year	(24,718)	(3)	(168)	(743)	(278)		(787)	(2,782)	(375)	1,925		(2,269)	(5,127)	(2,206)	(1,937)		(7)	300	482	684		(735)	(1,717)	(445)	1,869		(3,706)	(27,803)	4,922		(4,222)		(7,677)		(1,162)		(2,213)
Non-controlling interests	$ (4,005)	$ 0	$ (22)	$ (98)	$ (37)		$ (104)	$ (367)	$ (49)	$ 254		$ (299)	$ (677)	$ (291)	$ (256)		$ (1)	$ 40	$ 64	$ 91		$ (97)	$ (227)	$ (59)	$ 303		$ (600)	$ (4,504)	$ 797		$ (558)		$ (1,013)		$ (153)		$ (292)
Basic (loss) earnings per share ($) (in dollars per share)	$ (1.88)	$ 0.01	$ (0.01)	$ (0.03)	$ (0.02)		$ (0.03)	$ (0.13)	$ (0.02)	$ 0.12		$ (0.14)	$ (0.34)	$ (0.15)	$ (0.14)		$ (0.01)	$ (0.03)	$ 0.04	$ 0.06		$ (0.06)	$ (0.14)	$ (0.02)	$ 0.17		$ (0.29)	$ (2.11)	$ 0.34		$ (0.2)		$ (0.51)		$ (0.09)		$ (0.16)
Diluted (loss) earnings per share ($) (in dollars per share)	$ (1.87)	$ 0.01	$ (0.01)	$ (0.03)	$ (0.02)		$ (0.03)	$ (0.13)	$ (0.02)	$ 0.12		$ (0.14)	$ (0.34)	$ (0.15)	$ (0.13)		$ (0.01)	$ (0.03)	$ 0.04	$ 0.06		$ (0.06)	$ (0.14)	$ (0.02)	$ 0.18		$ (0.29)	$ (2.11)	$ 0.34		$ (0.2)		$ (0.5)		$ (0.08)		$ (0.16)
Retained loss	$ (20,714)	$ (34,765)	$ (34,762)	$ (34,616)	$ (33,971)		$ (33,731)	$ (33,048)	$ (30,633)	$ (30,307)		$ (31,978)	$ (30,008)	$ (25,558)	$ (23,643)		$ (21,963)	$ (21,957)	$ (22,217)	$ (22,635)		$ (23,228)	$ (22,590)	$ (21,100)	$ (20,714)		$ (22,280)	$ (19,174)	$ 4,125		$ (33,971)		$ (30,307)		$ (23,643)		$ (22,635)		(20,714)
Non-controlling interests	(4,004)	(6,141)	(6,141)	(6,119)	(6,021)		(5,983)	(5,879)	(5,512)	(5,463)		(5,717)	(5,418)	(4,741)	(4,450)		(4,193)	(4,192)	(4,232)	(4,296)		(4,387)	(4,290)	(4,063)	(4,004)		(4,307)	(3,707)	797		(6,021)		(5,463)		(4,450)		(4,296)		(4,004)
Deferred tax liabilities	$ 24,718	$ 40,906	$ 40,903	$ 40,735	$ 39,992		$ 39,714	$ 38,927	$ 36,145	$ 35,770		$ 37,695	$ 35,426	$ 30,299	$ 28,093		$ 26,156	$ 26,149	$ 26,449	$ 26,931		$ 27,615	$ 26,880	$ 25,163	$ 24,718		$ 26,587	$ 22,881	$ (4,922)		$ 39,992		$ 35,770		$ 28,093		$ 26,931		$ 24,718

[1]	Refer to note 41.
[2]	Unaudited and restated. Refer to note 2.2 and note 41.
[3]	Restated, refer to note 41.
[4]	Restated. Refer to note 41.
[5]	Unaudited. Refer to note 2.2.